RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash equivalents	$ 27,687,525	$ 23,464,691
Cash held by entity	6,338,010	6,652,545
Total cash and cash equivalents	34,025,535	30,117,236	$ 28,401,283	$ 22,336,838
Investment grade
Disclosure of financial assets [line items]
Cash equivalents	16,273,954	15,110,595
Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	11,319,651	7,904,760
Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents	93,920	449,336
Central Bank | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	3,943,832	4,755,515
Central Bank | Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	9,900,155	7,714,111
Financial entities | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	12,328,559	10,353,061
Financial entities | Speculative grade
Disclosure of financial assets [line items]
Cash equivalents	1,419,496	190,649
Financial entities | Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents	93,920	333,864
Others | Investment grade
Disclosure of financial assets [line items]
Cash equivalents	$ 1,563	2,019
Others | Without grade or not available
Disclosure of financial assets [line items]
Cash equivalents		$ 115,472